Revenue and Segment Analysis - Summary of Classification of Revenue (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 7,874	£ 7,492	£ 7,341
Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7,874	7,492	7,341
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,637	2,538	2,473
Operating segments [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,316	2,117	2,073
Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,652	1,618	1,686
Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,269	1,219	1,109
Operating segments [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	5,929	5,513	5,388
Operating segments [member] | Electronic [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,214	2,094	1,995
Operating segments [member] | Electronic [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,264	2,030	1,967
Operating segments [member] | Electronic [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,400	1,338	1,384
Operating segments [member] | Electronic [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	51	51	42
Operating segments [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,260	1,221	1,122
Operating segments [member] | Face to face [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	8	7	10
Operating segments [member] | Face to face [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	25	36	38
Operating segments [member] | Face to face [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	9	10	7
Operating segments [member] | Face to face [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,218	1,168	1,067
Operating segments [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	685	758	831
Operating segments [member] | Print [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	415	437	468
Operating segments [member] | Print [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	27	51	68
Operating segments [member] | Print [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	243	270	295
Operating segments [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,129	3,889	3,800
Operating segments [member] | Subscriptions [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,970	1,877	1,776
Operating segments [member] | Subscriptions [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	872	765	732
Operating segments [member] | Subscriptions [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,287	1,247	1,291
Operating segments [member] | Subscriptions [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue			1
Operating segments [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	3,678	3,521	3,444
Operating segments [member] | Transactional [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	622	615	646
Operating segments [member] | Transactional [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,428	1,322	1,301
Operating segments [member] | Transactional [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	359	365	389
Operating segments [member] | Transactional [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,269	1,219	1,108
Operating segments [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	67	82	97
Operating segments [member] | Advertising [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	45	46	51
Operating segments [member] | Advertising [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	16	30	40
Operating segments [member] | Advertising [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	6	6	6
North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,308	4,013	3,998
North America [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,391	4,091	4,078
North America [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,182	1,118	1,045
North America [member] | Operating segments [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,843	1,669	1,658
North America [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,118	1,083	1,145
North America [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	248	221	230
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,832	2,790	2,644
Europe [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,800	1,808	1,694
Europe [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	635	611	617
Europe [member] | Operating segments [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	317	322	308
Europe [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	340	340	340
Europe [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	508	535	429
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	734	689	699
Rest of world [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,683	1,593	1,569
Rest of world [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	820	809	811
Rest of world [member] | Operating segments [member] | Risk & business analytics [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	156	126	107
Rest of world [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	194	195	201
Rest of world [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 513	£ 463	£ 450